Net (Loss) Income Per Share	12 Months Ended
Mar. 31, 2024
Net (Loss) Income Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
19.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for years indicated:

	Year ended March 31,
	2022	2023	2024
	$	$	$
Net income (loss) attributable to Highway Holdings
Limited’s shareholders, basic and diluted	443	(294)	(959)

Shares:
Weighted average common shares used in computing basic net income (loss) per share	4,033,346	4,070,524	4,373,236

Dilutive stock option	154,385	-	-

Weighted average common shares used in computing diluted net income (loss) per share	4,187,731	4,070,524	4,373,236

Net income (loss) per share, basic	0.11	(0.07)	(0.22)

Net income (loss) per share, diluted	0.11	(0.07)	(0.22)

For the years ended March 31, 2023 and 2024 stock options to purchase 225,000 shares and 195,000 shares of the Company’s stock were excluded respectively from the EPS calculation, as their effects were anti-dilutive.